Acquisition costs and other expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisition costs and other expenditure
Acquisition costs incurred for insurance policies	$ (3,070)	$ (4,177)	$ (4,313)
Acquisition costs deferred	1,357	1,422	1,319
Amortisation of acquisition costs	81	694	(1,260)
Recoveries for expenses associated with Jackson's business ceded to Athene	1,203
Administration costs and other expenditure (net of other reinsurance commission)	(4,609)	(5,019)	(3,877)
Movements in amounts attributable to external unit holders of consolidated investment funds	(443)	(203)	(396)
Total acquisition costs and other expenditure	(5,481)	(7,283)	(8,527)
Depreciation of property, plant and equipment	(218)	(227)	(93)
Depreciation charge from the right-of-use assets	(145)	(141)
Interest expense on lease liabilities	16	20
Fee income on financial instruments that are not held at fair value through profit or loss	1	3	7
Upfront fees		182
Interest expense on financial liabilities not at fair value through profit and loss	564	802	798
Hong Kong
Acquisition costs and other expenditure
Commission arising from the reinsurance transaction entered into by the Hong Kong business	770
US
Acquisition costs and other expenditure
Amortisation of acquisition costs	389
Gains attributable to losses arising from market effects on variable annuity guarantee liabilities and associated hedging	1,576	1,248	(114)
Amortisation of acquisition costs recorded in adjusted operating profit	(423)	$ (297)	$ (914)
Asia
Acquisition costs and other expenditure
Amortisation of acquisition costs	(308)
Athene | US insurance operations
Acquisition costs and other expenditure
Recoveries for expenses associated with Jackson's business ceded to Athene	1,203
Athene | In-force fixed and fixed index annuity | US
Acquisition costs and other expenditure
Amortisation of acquisition costs	$ (764)